Schedule of summarized financial information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Non-current assets	€ 231,520	€ 140,737
Current assets	585,832	308,427
Non-current liabilities	69	72
Current liabilities	368,979	175,870
Revenue	348,086	110,321	€ 126,196
BliNK Biomedical SAS [member]
IfrsStatementLineItems [Line Items]
Non-current assets	2	3
Current assets	4,782	4,759
Non-current liabilities	209	209
Current liabilities	93	38
Revenue	810	836
Loss from continuing operations	(16)	(272)
Total comprehensive income	€ (16)	€ (272)